Cash, Loan and Dividend Restrictions	12 Months Ended
Dec. 31, 2019
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Cash, Loan and Dividend Restrictions

Note 3: Cash, Loan and Dividend Restrictions
Cash and cash equivalents may be restricted as to usage or withdrawal. FRB regulations require that each of our subsidiary banks maintain reserve balances on deposit with the Federal Reserve Banks. Table 3.1 provides a summary of restrictions on cash equivalents in addition to the FRB reserve cash balance requirements.

Table 3.1: Nature of Restrictions on Cash Equivalents

(in millions)	Dec 31, 2019	Dec 31, 2018
Average required reserve balance for FRB (1)	$11,374	12,428
Reserve balance for non-U.S. central banks	460	517
Segregated for benefit of brokerage customers under federal and other brokerage regulations	733	1,135
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	300	147

(1)	FRB required reserve balance represents average for the years ended December 31, 2019, and December 31, 2018.

Federal law restricts the amount and the terms of both credit and non-credit transactions between a bank and its nonbank affiliates. These covered transactions may not exceed 10% of the bank’s capital and surplus (which for this purpose represents Tier 1 and Tier 2 capital, as calculated under the risk-based capital (RBC) guidelines, plus the balance of the ACL excluded from Tier 2 capital) with any single nonbank affiliate and 20% of the bank’s capital and surplus with all its nonbank affiliates. Transactions that are extensions of credit may require collateral to be held to provide added security to the bank. For further discussion of RBC, see Note 29 (Regulatory and Agency Capital Requirements) in this Report.
Dividends paid by our subsidiary banks are subject to various federal and state regulatory limitations. Dividends that may be paid by a national bank without the express approval of the Office of the Comptroller of the Currency (OCC) are limited to that bank’s retained net profits for the preceding two calendar years plus retained net profits up to the date of any dividend declaration in the current calendar year. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period.
We have a state-chartered subsidiary bank that is subject to state regulations that limit dividends. Under these provisions and regulatory limitations, our national and state-chartered subsidiary banks could have declared additional dividends of $5.4 billion at December 31, 2019, without obtaining prior regulatory approval. We have elected to retain higher capital at our national and state-chartered subsidiary banks in order to meet internal capital policy minimums and regulatory requirements. Our nonbank subsidiaries are also limited by certain federal and state statutory provisions and regulations covering the amount of dividends that may be paid in any given year. In addition, under a Support Agreement dated June 28, 2017, as amended and restated on June 26, 2019, among Wells Fargo & Company, the parent holding company (the “Parent”), WFC Holdings, LLC, an intermediate holding company and subsidiary of the Parent (the “IHC”), Wells Fargo Bank, N.A., Wells Fargo Securities, LLC, Wells Fargo Clearing Services, LLC, and certain other direct and indirect subsidiaries of the Parent designated as material entities for resolution planning purposes or identified as related support entities in our resolution plan, the IHC may be restricted from making dividend payments to the Parent if certain liquidity and/or capital metrics fall below defined triggers, or if the Parent’s board of directors authorizes it to file a case under the U.S. Bankruptcy Code. Based on retained earnings at December 31, 2019, our nonbank subsidiaries could have declared additional dividends of $25.9 billion at December 31, 2019, without obtaining prior regulatory approval.
The FRB’s Capital Plan Rule (codified at 12 CFR 225.8 of Regulation Y) establishes capital planning and prior notice and approval requirements for capital distributions including dividends by certain large bank holding companies. The FRB has also published guidance regarding its supervisory expectations for capital planning, including capital policies regarding the process relating to common stock dividend and repurchase decisions in the FRB’s SR Letter 15-18. The effect of this guidance is to require the approval of the FRB (or specifically under the Capital Plan Rule, a notice of non-objection) for the repurchase or redemption of common or perpetual preferred stock as well as to raise the per share quarterly dividend from its current level of $0.51 per share as declared by the Company’s Board of Directors (Board) on January 28, 2020, payable on March 1, 2020.